================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment                   [ ] Amendment Number: ____________
This Amendment (Check only one.):         [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Longhorn Capital Partners, L.P.
Address:  1445 Ross Avenue
          Suite 5000
          Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kristopher N. Kristynik
Title:    Principal
Phone:    (214) 452-6260

Signature, Place, and Date of Signing:

   /s/ Kristopher N. Kristynik             Dallas, TX           May 15, 2013
----------------------------------   ---------------------  --------------------
           (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:             12
Form 13F Information Table Value Total:             352,577 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

     COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
-----------------------  -------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                                 VOTING
                                                                                                         ---------------------
NAME OF ISSUER              TITLE OF      CUSIP    VALUE    SHRS OR  SH/PRN PUT/CALL INVESTMENT  OTHER     SOLE    SHARED NONE
                             CLASS                (X1000)   PRN AMT                  DISCRETION MANAGER
-----------------------  -------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AON PLC                  SHS CL A       G0408V102    4,019    65,350   SH     N/A       SOLE       --       65,350   0     0
CAMPBELL SOUP CO         COM            134429109    4,559   100,500   SH     N/A       SOLE       --      100,500   0     0
CASH AMER INTL INC       COM            14754D100    2,999    57,150   SH     N/A       SOLE       --       57,150   0     0
ELECTRONIC ARTS INC      COM            285512109    1,876   106,000   SH     N/A       SOLE       --      106,000   0     0
INTUIT                   COM            461202103    1,967    29,950   SH     N/A       SOLE       --       29,950   0     0
PEPSICO INC              COM            713448108    2,128    26,900   SH     N/A       SOLE       --       26,900   0     0
QUALCOMM INC             COM            747525103    2,194    32,770   SH     N/A       SOLE       --       32,770   0     0
ROCK-TENN CO             CL A           772739207    3,430    36,968   SH     N/A       SOLE       --       36,968   0     0
SELECT SECTOR SPDR TR    SBI CONS STPLS 81369Y308   56,871 1,430,000   SH     N/A       SOLE       --    1,430,000   0     0
SPDR S&P 500 ETF TR      TR UNIT        78462F103  262,755 1,677,126   SH     N/A       SOLE       --    1,677,126   0     0
TRAVELERS COMPANIES INC  COM            89417E109    6,255    74,300   SH     N/A       SOLE       --       74,300   0     0
WAL-MART STORES INC      COM            931142103    3,524    47,100   SH     N/A       SOLE       --       47,100   0     0